Fair Value Measurements - Schedule of change in the fair value of the derivative warrant liabilities (Details) - Derivative Financial Instruments, Liabilities [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at January 31, 2021- Level 3	$ 8,030,000
Change in fair value of derivative warrant liabilities - Level 3	(4,345,000)
Transfer of Private warrants to Level 2	(3,685,000)
Derivative warrant liabilities at December 31, 2021- Level 3	$ 0